Submission	Mar. 26, 2026
Submission [Line Items]
Central Index Key	0000028917
Registrant Name	DILLARD'S, INC.
Form Type	SC 14A
Submission Type	PREM14A
Fee Exhibit Type	EX-FILING FEES